Noncontrolling Interests (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Deconsolidation of subsidiaries:
Net gain (loss) recognized due to deconsolidation of subsidiaries	¥ 3,142	¥ (17,585)	¥ (9,492)